CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Unrealized holding gains arising during the period, tax	$ (6,000)	$ 26,000	$ 40,000
Reclassification adjustment for net gains included in net income, tax		$ (69,000)